Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Direct Digital Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2306185
Entity Address, Address Line One	1177 West Loop South
Entity Address, Address Line Two	Suite 1310
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	832
Local Phone Number	402-1051
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001880613